Other Expenses (Income)	12 Months Ended
Dec. 31, 2018
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Other Expenses (Income)
8.	OTHER EXPENSES (INCOME)

	Years ended December 31,
	2018	2017
Management fee income	(1,167)	(1,168)
Other operating expense (income), net	(305)	108
Write-down of mine equipment	-	3,551
Write-down of investment	-	3,850
	(1,472)	6,341

In the fourth quarter of 2017, the Company assessed the value of its investment in subscription receipts of a private mineral exploration and development company and recorded a write-down of the investment to its estimated fair value. A write-down of $3,850 was recorded in the statement of income, and an unrealized loss of $4,083 was recorded in other comprehensive income.